Income Taxes - Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
U.S. federal, Current	$ 7,686	$ 8,721	$ 930
State and local, Current	1,746	2,632	1,609
Foreign, Current	1,527	692	1,553
Total Current	10,959	12,045	4,092
U.S. federal, Deferred	(930)	(119,014)	21,681
State and local, Deferred	(246)	(2,909)	1,165
Foreign, Deferred	12,275	(214)	(4,097)
Total, Deferred	11,099	(122,137)	18,749
U.S. federal, Total	6,756	(110,293)	22,611
State and local, Total	1,500	(277)	2,774
Foreign, Total	13,802	478	(2,544)
Income tax expense	22,058	(110,092)	22,841
LAMAR MEDIA CORP [Member]
Income Tax [Line Items]
U.S. federal, Current	7,686	8,993	930
State and local, Current	1,746	2,579	1,609
Foreign, Current	1,527	692	1,553
Total Current	10,959	12,264	4,092
U.S. federal, Deferred	(930)	(151,191)	21,798
State and local, Deferred	(246)	(4,124)	1,184
Foreign, Deferred	12,275	(213)	(4,097)
Total, Deferred	11,099	(155,528)	18,885
U.S. federal, Total	6,756	(142,198)	22,728
State and local, Total	1,500	(1,545)	2,793
Foreign, Total	13,802	479	(2,544)
Income tax expense	$ 22,058	$ (143,264)	$ 22,977